Shareholders' Equity Preferred Stock (Details) (USD $)	12 Months Ended			1 Months Ended		12 Months Ended					3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2011 Cumulative Preferred Stock [Member]	Feb. 28, 2011 Cumulative Preferred Stock [Member]	Dec. 31, 2013 Cumulative Preferred Stock [Member]	Dec. 31, 2012 Cumulative Preferred Stock [Member]	Dec. 31, 2013 Series J Preferred Stock [Member]	Dec. 31, 2013 Series K Preferred Stock [Member]	Dec. 31, 2013 Series L Preferred Stock [Member]	Dec. 31, 2013 Optional Redemption Date [Member] Series J Preferred Stock [Member]	Dec. 31, 2013 Optional Redemption Date [Member] Series K Preferred Stock [Member]	Dec. 31, 2013 Optional Redemption Date [Member] Series L Preferred Stock [Member]
Class of Stock [Line Items]
Payments for Repurchase of Redeemable Preferred Stock	$ 177,955,000	$ 168,272,000	$ 110,726,000	$ 108,600,000	$ 2,100,000	$ 178,000,000	$ 168,300,000
Other Preferred Stock Dividends and Adjustments	5,932,000	5,730,000	3,796,000	3,600,000	163,000	5,932,000	5,730,000
Stock Repurchased During Period, Shares					80,000
Stock Repurchased During Period, Value					2,000,000
Preferred Stock, Shares Outstanding	1,791,000	2,503,000						396,000	598,000	796,000
Preferred Stock, Dividend Rate, Percentage				7.25%		8.375%	6.95%	6.625%	6.50%	6.60%
Preferred Stock Optional Redemption Date											Aug. 29, 2008	Feb. 13, 2009	Nov. 30, 2009
Preferred Stock, Value, Issued	$ 447,683,000	$ 625,638,000						$ 99,058,000	$ 149,550,000	$ 199,075,000